10-Q Revolving Credit Facility (Details) - Senior Secured Revolving Credit Facility - Line of Credit - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Apr. 22, 2024
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 75.0
Unamortized deferred financing fees	$ 1.7	$ 1.7
Amortization expense	$ 0.2	$ 0.2
Revolving Credit Facility | New York Federal Reserve Bank Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		0.50%
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		1.00%
Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5.0